Balance Sheet - USD ($)	Mar. 31, 2021	Feb. 01, 2021
ASSETS
Cash and cash equivalent	$ 1,685,423	$ 25,000
Deferred offering costs associated with proposed public offering		110,000
Prepaid expenses	638,177
Total current assets	2,323,600
Assets Held-in-trust, Noncurrent	416,344,118
Other assets	654,289
Total assets	419,322,007	135,000
Current liabilities:
Accounts payable	497,238
Franchise tax payable	50,000
Accrued offering and formation costs	44,833	120,000
Advances from related party	124,986
Total current liabilities	717,057	120,000
Deferred underwriting fees payable	14,572,044
Total liabilities	15,289,101
Class A Common stock subject to possible redemption, 39,960,524 shares at $10.00	399,032,900
Stockholder Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	5,089,830	24,000
Accumulated Deficit	(91,111)	(10,000)
Total stockholders' equity	5,000,006	15,000
Total Liabilities and Stockholders' Equity	419,322,007	135,000
Common Class A [Member]
Stockholder Equity:
Common Stock, Value	287	0
Total stockholders' equity	287	0
Common Class B [Member]
Stockholder Equity:
Common Stock, Value	500	500
Total stockholders' equity	500	500
Common Class K [Member]
Stockholder Equity:
Common Stock, Value	500	500
Total stockholders' equity	$ 500	$ 500